Inventories	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Inventories

25. Inventories

	2024 £m	2023 £m
Raw materials and consumables	1,361	1,594
Work in progress	2,683	2,449
Finished goods	1,625	1,455
	5,669	5,498
As part of the TCFD one of the climate-related risks identified affects the metered dose inhalers (MDI). There is no impact on the recoverable value of the associated inventories held at year end.